Commitments	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments	COMMITMENTS
The following table presents a summary of Hydro One’s commitments under outsourcing and other agreements due in the next five years and thereafter:

As at December 31, 2021 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Outsourcing and other agreements	114	50	11	3	2	15
Long-term software/meter agreement	2	1	2	1	1	5
Outsourcing and Other Agreements
Hydro One had an agreement with Inergi for the provision of IT and back-office outsourcing services, including supply chain, finance and accounting and payroll services. The agreement expired on February 28, 2021 for IT services and October 31, 2021 for supply chain services. The provision of finance and accounting and payroll services under the Inergi contract terminated on December 31, 2021. A new agreement with Inergi was entered into for the provision of management oversight of the payroll employees transferred to Hydro One for a one-year period effective January 1, 2022. In February 2021, Hydro One entered into a three-year agreement for IT services with Capgemini Canada Inc., which expires on February 29, 2024, and includes an option to extend for two additional one-year terms at Hydro One’s discretion. This agreement resulted in commitments of $143 million over the initial three-year term of the agreement. On September 30, 2020, Hydro One entered into an agreement with Ceridian Canada Ltd. to provide pay operations services for a five-year term which is expected to commence in 2023.
BGIS provides services to Hydro One, including facilities management and execution of certain capital projects as deemed required by the Company. The agreement with BGIS for these services expires in December 2024, with an option for the Company to renew the agreement for an additional term of three years.
Long-term Software/Meter Agreement
Trilliant Holdings Inc. and Trilliant Networks (Canada) Inc. (collectively Trilliant) provide services to Hydro One for the supply, maintenance and support services for smart meters and related hardware and software, including additional software licences, as well as certain professional services. The agreement with Trilliant for these services expires in December 2030.
Other Commitments
The following table presents a summary of Hydro One’s other commercial commitments by year of expiry in the next five years and thereafter:

As at December 31, 2021 (millions of dollars)	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter
Operating Credit Facilities[1]	—	—	—	—	2,300	—
Letters of credit[2]	182	2	—	—	—	—
Guarantees[3]	475	—	—	—	—	—
1 On June 1, 2021, the maturity date for the Operating Credit Facilities was extended to 2026.
[2] Letters of credit consist of $160 million letters of credit related to retirement compensation arrangements, a $17 million letter of credit provided to the IESO for prudential support, $4 million in letters of credit to satisfy debt service reserve requirements, and $3 million in letters of credit for various operating purposes.
[3] Guarantees consist of $475 million prudential support provided to the IESO by Hydro One on behalf of its subsidiaries.
Prudential Support
Purchasers of electricity in Ontario, through the IESO, are required to provide security to mitigate the risk of their default based on their expected activity in the market. The IESO could draw on these guarantees and/or letters of credit if these purchasers fail to make a payment required by a default notice issued by the IESO. The maximum potential payment is the face value of any letters of credit plus the amount of the parental guarantees.
Retirement Compensation Arrangements
Bank letters of credit have been issued to provide security for Hydro One’s liability under the terms of a trust fund established pursuant to the supplementary pension plan for eligible employees of Hydro One. The supplementary pension plan trustee is required to draw upon these letters of credit if Hydro One is in default of its obligations under the terms of this plan. Such obligations include the requirement to provide the trustee with an annual actuarial report as well as letters of credit sufficient to secure Hydro One’s liability under the plan, to pay benefits payable under the plan and to pay the letter of credit fee. The maximum potential payment is the face value of the letters of credit.